ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Jun. 30, 2024
Equity [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

NOTE 17 — ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

The following table summarizes the changes in accumulated other comprehensive income (loss) by component:

(In millions)

Year Ended June 30,	2024	2023	2022

Derivatives

Balance, beginning of period	$(27)	$(13)	$(19)
Unrealized gains (losses), net of tax of $(4), $9, and $(15)	(14)	34	(57)
Reclassification adjustments for (gains) losses included in other income (expense), net	48	(61)	79
Tax expense (benefit) included in provision for income taxes	(10)	13	(16)

Amounts reclassified from accumulated other comprehensive loss	38	(48)	63

Net change related to derivatives, net of tax of $6, $(4), and $1	24	(14)	6

Balance, end of period	$(3)	$(27)	$(13)

Investments

Balance, beginning of period	$(3,582)	$(2,138)	$3,222
Unrealized gains (losses), net of tax of $247, $(393), and $(1,440)	915	(1,523)	(5,405)
Reclassification adjustments for losses included in other income (expense), net	53	99	57
Tax benefit included in provision for income taxes	(11)	(20)	(12)

Amounts reclassified from accumulated other comprehensive loss	42	79	45

Net change related to investments, net of tax of $258, $(373), and $(1,428)	957	(1,444)	(5,360)

Balance, end of period	$(2,625)	$(3,582)	$(2,138)

Translation Adjustments and Other

Balance, beginning of period	$(2,734)	$(2,527)	$(1,381)
Translation adjustments and other, net of tax of $0, $0, and $0	(228)	(207)	(1,146)

Balance, end of period	$(2,962)	$(2,734)	$(2,527)

Accumulated other comprehensive loss, end of period	$(5,590)	$(6,343)	$(4,678)